EVENTS AFTER THE REPORTING PERIOD (Details) - USD ($) $ in Millions		9 Months Ended
	Oct. 27, 2026	Sep. 30, 2026	Sep. 30, 2025
LLC Uklon Ltd
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in subsidiary		97.00%	97.00%
Major business combination | LLC Uklon Ltd
Disclosure of non-adjusting events after reporting period
Proportion of ownership interest in subsidiary	97.44%
Major business combination | GigaCloud
Disclosure of non-adjusting events after reporting period
Percentage of voting equity interests acquired	79.99%
Purchase consideration	$ 50